Investment Portfolio - July 31, 2020
(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 88.5%

Communication Services - 10.3%
Entertainment - 4.7%
Activision Blizzard, Inc.	11,160	$922,151
Electronic Arts, Inc.*	10,670	1,511,085
Nexon Co. Ltd. (Japan)	51,874	1,332,737
Sea Ltd. - ADR (Taiwan)*	11,405	1,393,691
The Walt Disney Co.	7,475	874,127
		6,033,791
Interactive Media & Services - 4.0%
Alphabet, Inc. - Class A*	1,010	1,502,829
Alphabet, Inc. - Class C*	210	311,422
Auto Trader Group plc (United Kingdom)[2]	7,765	54,243
Facebook, Inc. - Class A*	5,155	1,307,669
Tencent Holdings Ltd. - Class H (China)	29,645	2,033,594
		5,209,757
Media - 1.6%
Charter Communications, Inc. - Class A*	3,270	1,896,600
Comcast Corp. - Class A	1,139	48,749
Quebecor, Inc. - Class B (Canada)	4,825	110,084
		2,055,433
Total Communication Services		13,298,981
Consumer Discretionary - 15.5%
Distributors - 0.0%##
Genuine Parts Co.	130	11,719

Hotels, Restaurants & Leisure - 1.6%
Aristocrat Leisure Ltd. (Australia)	1,420	26,624
Compass Group plc - ADR (United Kingdom)	64,385	891,764
Compass Group plc (United Kingdom)	3,725	51,253
Hilton Worldwide Holdings, Inc.	11,960	897,598
InterContinental Hotels Group plc (United Kingdom)	1,090	50,207
Restaurant Brands International, Inc. (Canada)	1,755	99,193
Wyndham Hotels & Resorts, Inc.	425	18,768
		2,035,407
Household Durables - 0.4%
Garmin Ltd.	106	10,451
Nikon Corp. (Japan)	66,300	463,531
Sony Corp. (Japan)	800	62,156
		536,138
Internet & Direct Marketing Retail - 6.2%
Alibaba Group Holding Ltd. - ADR (China)*	8,385	2,104,803
Amazon.com, Inc.*	925	2,927,329
Booking Holdings, Inc.*	350	581,745
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Expedia Group, Inc.	29,780	$2,412,478
		8,026,355
Multiline Retail - 2.2%
Dollar General Corp.	6,265	1,192,856
Dollar Tree, Inc.*	17,270	1,612,155
		2,805,011
Specialty Retail - 2.4%
AutoZone, Inc.*	895	1,080,641
Best Buy Co., Inc.	190	18,922
The Home Depot, Inc.	370	98,232
Industria de Diseno Textil S.A. (Spain)	27,880	738,763
The TJX Companies, Inc.	22,695	1,179,913
		3,116,471
Textiles, Apparel & Luxury Goods - 2.7%
adidas AG (Germany)*	3,425	944,540
lululemon athletica, Inc.*	4,160	1,354,454
NIKE, Inc. - Class B	12,065	1,177,665
VF Corp.	261	15,754
		3,492,413
Total Consumer Discretionary		20,023,514
Consumer Staples - 11.5%
Beverages - 5.1%
Ambev S.A. - ADR (Brazil)	297,605	797,581
Anheuser-Busch InBev S.A./N.V.
(Belgium)	15,070	818,351
The Coca-Cola Co.	57,815	2,731,181
Constellation Brands, Inc. - Class A	3,033	540,481
Diageo plc (United Kingdom)	24,195	885,313
PepsiCo, Inc.	5,580	768,143
		6,541,050
Food & Staples Retailing - 1.0%
The Kroger Co.	510	17,743
Sysco Corp.	21,501	1,136,328
Walmart, Inc.	763	98,732
		1,252,803
Food Products - 3.5%
Archer-Daniels-Midland Co.	341	14,605
Conagra Brands, Inc.	362	13,557
Danone S.A. (France)	1,685	112,783
General Mills, Inc.	416	26,320
The Hershey Co.	128	18,613
Hormel Foods Corp.	249	12,664
The J.M. Smucker Co.	94	10,279
Mondelez International, Inc. - Class A	46,232	2,565,414
Nestle S.A. (Switzerland)	14,570	1,732,690

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Tyson Foods, Inc. - Class A	221	$13,580
		4 520 505
Household Products - 0.0%##
Colgate-Palmolive Co.	468	36,129
Kimberly-Clark Corp.	176	26,759
		62,888
Personal Products - 1.9%
Beiersdorf AG (Germany)	6,310	753,451
Unilever plc - ADR (United Kingdom)	27,000	1,632,960
		2,386,411
Total Consumer Staples		14,763,657
Energy - 6.6%
Energy Equipment & Services - 0.3%
Baker Hughes Co.	707	10,951
Schlumberger Ltd.	23,615	428,376
		439,327
Oil, Gas & Consumable Fuels - 6.3%
BP plc - ADR (United Kingdom)	1,125	24,795
Cabot Oil & Gas Corp.	126,770	2,370,599
Cameco Corp. (Canada)	9,935	100,940
Chevron Corp.	2,445	205,233
Concho Resources, Inc.	15,620	820,675
ConocoPhillips	11,913	445,427
EOG Resources, Inc.	17,798	833,836
EQT Corp.	68,710	997,669
Marathon Petroleum Corp.	428	16 350
Pioneer Natural Resources Co.	9,520	922,678
Royal Dutch Shell plc - Class B - ADR (Netherlands)	8,865	250,880
TOTAL SE - ADR (France)	14,890	560,757
Tourmaline Oil Corp. (Canada)	9,640	98,023
Valero Energy Corp.	253	14,226
		8,107,295
Total Energy		8,546,622
Financials - 7.8%
Banks - 0.4%
Bank of America Corp.	2,502	62,250
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	1,895	49,327
Citigroup, Inc.	752	37,608
Fifth Third Bancorp	477	9,473
FinecoBank Banca Fineco S.p.A. (Italy)*	11,195	163,198
JPMorgan Chase & Co.	827	79,921
The PNC Financial Services Group, Inc.	161	17,174
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Regions Financial Corp.	712	$7,732
Truist Financial Corp.	693	25,960
U.S. Bancorp	722	26,598
Wells Fargo & Co.	1,542	37,409
		516,650
Capital Markets - 6.0%
BlackRock, Inc.	2,730	1,569,777
Cboe Global Markets, Inc.	8,750	767,375
CME Group, Inc.	4,435	737,008
Deutsche Boerse AG (Germany)	7,475	1,360,034
Intercontinental Exchange, Inc.	9,300	900,054
Moody's Corp.	4,245	1,194,119
S&P Global, Inc.	3,360	1,176,840
		7,705,207
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. - Class B*	3,170	620,623
Insurance - 0.9%
Admiral Group plc (United Kingdom)	5,580	174,011
The Allstate Corp.	168	15,858
Chubb Ltd.	201	25,575
Cincinnati Financial Corp.	93	7,248
The Hartford Financial Services Group, Inc.	245	10,368
The Travelers Companies, Inc.	136	15,561
W. R. Berkley Corp.	15,920	983,060
		1,231,681
Total Financials		10,074,161
Health Care - 9.5%
Biotechnology - 1.8%
AbbVie, Inc.	637	60,458
BioMarin Pharmaceutical, Inc.*	4,705	563,706
Gilead Sciences, Inc.	599	41,648
Incyte Corp.*	4,400	434,544
Seattle Genetics, Inc.*	3,600	598,572
Vertex Pharmaceuticals, Inc.*	2,130	579,360
		2,278,288
Health Care Equipment & Supplies - 2.9%
Alcon, Inc. (Switzerland)*	10,789	647,124
Boston Scientific Corp.*	13,040	502,953
Getinge AB - Class B (Sweden)	3,800	91,787
Intuitive Surgical, Inc.*	740	507,226
Medtronic plc	13,633	1,315,312
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	64,000	162,981

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	2,030	$545,806
		3,773,189
Health Care Providers & Services - 0.8%
Quest Diagnostics, Inc.	106	13,470
UnitedHealth Group, Inc.	3,585	1,085,466
		1,098,936
Life Sciences Tools & Services - 0.9%
Gerresheimer AG (Germany)	930	106,986
Thermo Fisher Scientific, Inc.	2,640	1,092,828
		1,199,814
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	879	51,562
Eli Lilly & Co.	252	37,873
Johnson & Johnson	16,976	2,474,422
Merck & Co., Inc.	914	73,339
Novartis AG - ADR (Switzerland)	13,870	1,139,282
Perrigo Co. plc.	1,540	81,651
Pfizer, Inc.	2,012	77,422
		3,935,551
Total Health Care		12,285,778
Industrials - 4.5%
Aerospace & Defense - 0.1%
Airbus SE (France)*	545	39,892
General Dynamics Corp.[2]	139	20,397
Lockheed Martin Corp.	123	46,613
Raytheon Technologies Corp.	616	34,915
		141,817
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	128	11,996
Airlines - 1.1%
Ryanair Holdings plc - ADR (Ireland)*	18,845	1,413,375
Building Products - 0.0%##
Johnson Controls International plc	539	20,741
Trane Technologies plc	123	13,760
		34,501
Commercial Services & Supplies - 0.5%
Bingo Industries Ltd. (Australia)	37,085	50,953
Copart, Inc.*	6,615	616,849
Waste Management, Inc.	230	25,208
		693,010
Electrical Equipment - 0.1%
Eaton Corp. plc	246	22,910
Emerson Electric Co.	382	23,688
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Rockwell Automation, Inc.	74	$16,142
		62,740
Industrial Conglomerates - 0.1%
3M Co.	252	37,918
Honeywell International, Inc.	294	43,915
		81,833
Machinery - 0.2%
Caterpillar, Inc.	261	34,682
Cummins, Inc.	103	19,906
Dover Corp.	84	8,646
Illinois Tool Works, Inc.	168	31,078
Parker-Hannifin Corp.	73	13,061
Stanley Black & Decker, Inc.	89	13,646
The Weir Group plc (United Kingdom)	4,630	71,994
		193,013
Professional Services - 0.7%
Insperity, Inc.	13,845	925,677
Road & Rail - 0.1%
Norfolk Southern Corp.	104	19,990
Union Pacific Corp.	279	48,364
		68,354
Trading Companies & Distributors - 0.9%
Brenntag AG (Germany)	18,010	1,111,454
Fastenal Co.	416	19,569
W. W. Grainger, Inc.	30	10,246
		1,141,269
Transportation Infrastructure - 0.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR (Mexico)*	8,945	297,511
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	7,400	30,873
Grupo Aeroportuario del Pacifico S.A.B.de C.V. - ADR (Mexico)	4,840	324,716
Grupo Aeroportuario del Sureste S.A.B.de C.V. - ADR (Mexico)	3,015	300,987
		954,087
Total Industrials		5,721,672
Information Technology - 15.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.	1,447	68,154
IT Services - 7.6%
Accenture plc - Class A	4,762	1,070,402
Adyen N.V. (Netherlands)*[2]	25	41,729
Automatic Data Processing, Inc.	151	20,069
International Business Machines Corp.	365	44,873

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Keywords Studios plc (Ireland)	1,100	$27,387
Mastercard, Inc. - Class A	8,885	2,741,289
PayPal Holdings, Inc.*	16,845	3,302,799
StoneCo Ltd. - Class A (Brazil)*	895	42,701
Switch, Inc. - Class A	828	14,896
TravelSky Technology Ltd. - Class H (China)	42,000	80,786
Verra Mobility Corp.*	55,415	566,896
Visa, Inc. - Class A	9,925	1,889,720
		9,843,547
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	158	18,146
Intel Corp.	1,340	63,958
KLA Corp.	103	20,582
Micron Technology, Inc.*	56,435	2,824,854
QUALCOMM, Inc.	365	38,548
Skyworks Solutions, Inc.	94	13,685
Texas Instruments, Inc.	390	49,745
Xilinx, Inc.	129	13,848
		3,043,366
Software - 5.0%
Microsoft Corp.	13,870	2,843,488
Oracle Corp.	778	43,140
salesforce.com, Inc.*	4,655	907,027
ServiceNow, Inc.*	6,185	2,716,452
		6,510,107
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	176	7,797
Total Information Technology		19,472,971
Materials - 3.6%
Chemicals - 0.6%
Akzo Nobel N.V. (Netherlands)	858	80,845
FMC Corp.	5,935	629,406
International Flavors & Fragrances, Inc.	62	7,809
Linde plc (United Kingdom)	162	39,708
LyondellBasell Industries N.V. - Class A	244	15,255
PPG Industries, Inc.	119	12,810
		785,833
Construction Materials - 1.2%
Martin Marietta Materials, Inc.	2,880	596,678
Vulcan Materials Co.	7,575	889,457
		1,486,135
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	58,585	816,675
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	48,680	$628,946
Lundin Mining Corp. (Chile)	8,695	48,686
Nucor Corp.	252	10,571
Southern Copper Corp. (Peru)	18,405	804,483
		1,492,686
Total Materials		4,581,329
Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITS) - 4.1%
Agree Realty Corp.	276	18,484
Alexandria Real Estate Equities, Inc.	100	17,755
American Campus Communities, Inc.	674	24,021
American Homes 4 Rent - Class A	1,420	41,180
American Tower Corp.	6,055	1,582,717
Americold Realty Trust	895	36,113
Apartment Investment & Management Co. - Class A	539	20,924
AvalonBay Communities, Inc.	195	29,858
Brandywine Realty Trust	1,300	14,079
Camden Property Trust	370	33,600
Community Healthcare Trust, Inc.	450	20,579
CoreSite Realty Corp.	75	9,679
Cousins Properties, Inc.	1,027	31,549
Crown Castle International Corp.	220	36,674
Digital Realty Trust, Inc.	399	64,056
Douglas Emmett, Inc.	690	20,107
Duke Realty Corp.	712	28,615
EastGroup Properties, Inc.	87	11,541
Equinix, Inc.	1,450	1,138,946
Equity LifeStyle Properties, Inc.	520	35,526
Equity Residential	315	16,894
Essex Property Trust, Inc.	34	7,505
Extra Space Storage, Inc.	90	9,301
First Industrial Realty Trust, Inc.	575	25,254
Getty Realty Corp.	575	17,037
Healthcare Realty Trust, Inc.	300	8,790
Healthcare Trust of America, Inc. - Class A	560	15,462
Healthpeak Properties, Inc.	945	25,789
Hibernia REIT plc (Ireland)	8,240	11,026
Host Hotels & Resorts, Inc.	880	9,486
Invitation Homes, Inc.	1,594	47,533
Jernigan Capital, Inc.	885	12,399
Kilroy Realty Corp.	489	28,494
Lamar Advertising Co. - Class A	140	9,202
Life Storage, Inc.	80	7,850
Mid-America Apartment Communities, Inc.	260	30,989

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Physicians Realty Trust	590	$10,644
Prologis, Inc.	1,211	127,664
Public Storage	185	36,978
Realty Income Corp.	195	11,710
Regency Centers Corp.	145	5,949
Rexford Industrial Realty, Inc.	635	29,801
SBA Communications Corp.	4,750	1,479,815
STAG Industrial, Inc.	410	13,366
Sun Communities, Inc.	365	54,725
Terreno Realty Corp.	315	19,139
UDR, Inc.	297	10,751
Urban Edge Properties	875	9,170
Welltower, Inc.	440	23,566
Total Real Estate		5,332,292
TOTAL COMMON STOCKS
(Identified Cost $91,804,344)		114,100,977

CORPORATE BONDS - 3.9%

Non-Convertible Corporate Bonds- 3.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.3%
AT&T, Inc., 4.25%, 3/1/2027	50,000	58,545
Verizon Communications, Inc., 5.25%, 3/16/2037	270,000	380,967
		439,512
Interactive Media & Services - 0.2%
MDC Partners, Inc., 6.50%, 5/1/2024[2]	15,000	14,212
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	160,000	186,368
		200,580
Media - 0.4%
Comcast Corp., 3.25%, 11/1/2039	170,000	200,344
Discovery Communications LLC, 5.20%, 9/20/2047	200,000	255,236
Townsquare Media, Inc., 6.50%, 4/1/2023[2]	20,000	17,900
		473,480
Total Communication Services		1,113,572
Consumer Discretionary - 0.6%
Auto Components - 0.0%##
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	10,000	10,200
Techniplas LLC, 10.00%, 5/1/2020[3,4]	5,000	1,112
		11,312
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Automobiles - 0.0%##
Ford Motor Co., 9.625%, 4/22/2030	35,000	$46,113
Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[2]	15,000	14,715
LGI Homes, Inc., 6.875%, 7/15/2026[2]	20,000	21,300
TRI Pointe Group, Inc. - TRI Pointe
Homes, Inc., 5.875%, 6/15/2024	20,000	21,554
		57,569
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. (China),
3.40%, 12/6/2027	170,000	193,181
Booking Holdings, Inc., 3.60%, 6/1/2026	170,000	191,491
Expedia Group, Inc., 6.25%, 5/1/2025[2]	105,000	114,756
Photo Holdings Merger Sub, Inc., 8.50%, 10/1/2026[2]	15,000	13,882
		513,310
Specialty Retail - 0.1%
The TJX Companies, Inc., 4.50%, 4/15/2050	70,000	96,396
Textiles, Apparel & Luxury Goods - 0.0%##
G-III Apparel Group Ltd., 7.875%, 8/15/2025[2]	20,000	20,169

Total Consumer Discretionary		744,869

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[2]	20,000	21,650

Energy - 0.8%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	20,000	12,645
Oil, Gas & Consumable Fuels - 0.8%
Antero Midstream Partners LP - Antero Midstream Finance Corp.
5.75%, 3/1/2027[2]	20,000	17,470
5.75%, 1/15/2028[2]	10,000	8,526
Bruin E&P Partners LLC, 8.875%, 8/1/2023[3,5]	65,000	32
Calumet Specialty Products Partners LP - Calumet Finance Corp., 11.00%, 4/15/2025[2]	10,000	9,675
Cenovus Energy, Inc.
(Canada), 5.375%, 7/15/2025	5,000	5,001
(Canada), 6.75%, 11/15/2039	15,000	15,650
CNX Midstream Partners LP - CNX
Midstream Finance Corp., 6.50%, 3/15/2026[2]	15,000	14,640

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP, 8.125%, 8/16/2030	5,000	$5,841
Energy Transfer Operating LP, 6.50%, 2/1/2042	140,000	153,696
EQT Corp., 8.75%, 2/1/2030[6]	15,000	17,367
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	15,000	14,466
Indigo Natural Resources LLC, 6.875%, 2/15/2026[2]	15,000	14,455
Jonah Energy LLC - Jonah Energy Finance Corp., 7.25%, 10/15/2025[7]	10,000	1,178
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	170,000	236,676
Laredo Petroleum, Inc., 10.125%, 1/15/2028	10,000	7,100
Lonestar Resources America, Inc., 11.25%, 1/1/2023[8]	20,000	2,550
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[2]	15,000	8,738
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	15,000	11,850
Occidental Petroleum Corp., 8.875%, 7/15/2030	15,000	16,875
PBF Holding Co. LLC - PBF Finance Corp., 6.00%, 2/15/2028[2]	10,000	8,017
PDC Energy, Inc., 5.75%, 5/15/2026	15,000	15,033
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	250,000	301,274
The Williams Companies, Inc., 3.75%, 6/15/2027	160,000	175,407
Whiting Petroleum Corp., 5.75%, 3/15/2021[3]	65,000	11,050
WPX Energy, Inc., 5.875%, 6/15/2028	5,000	5,122
		1,077,689
Total Energy		1,090,334

Financials - 0.4%
Banks - 0.2%
Bank of America Corp., 4.00%, 1/22/2025	80,000	89,471
Citigroup, Inc., 4.45%, 9/29/2027	140,000	162,988
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025[2]	25,000	27,317
		279,776
Capital Markets - 0.1%
Advisor Group Holdings, Inc., 10.75%, 8/1/2027[2]	15,000	15,225
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	20,000	20,200
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	10,000	10,001
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
StoneX Group, Inc., 8.625%, 6/15/2025[2]	30,000	$32,137
		77,563
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	15,000	15,684
OneMain Finance Corp., 7.125%, 3/15/2026	15,000	17,585
SLM Corp., 5.125%, 4/5/2022	20,000	20,400
		53,669
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	10,000	8,798
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland), 10.50%, 6/1/2024[2]	15,000	13,500
		22,298
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[2]	20,000	18,400
Starwood Property Trust, Inc.
3.625%, 2/1/2021	10,000	9,875
4.75%, 3/15/2025	20,000	19,250
		47,525
Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	30,000	29,074
Total Financials		509,905

Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%##
AdaptHealth LLC, 6.125%, 8/1/2028[2]	20,000	20,843
Health Care Providers & Services - 0.2%
HCA, Inc., 4.125%, 6/15/2029	160,000	187,273
Total Health Care		208,116

Industrials - 0.4%
Aerospace & Defense - 0.0%##
Howmet Aerospace, Inc., 6.875%, 5/1/2025	20,000	22,713
Airlines - 0.0%##
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	20,000	20,716
Commercial Services & Supplies - 0.0%##
Prime Security Services Borrower LLC - Prime Finance, Inc., 6.25%, 1/15/2028[2]	20,000	20,850

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering - 0.1%
HC2 Holdings, Inc., 11.50%, 12/1/2021[2]	3,000	$2,827
Picasso Finance Sub, Inc., 6.125%, 6/15/2025[2]	20,000	21,250
Tutor Perini Corp., 6.875%, 5/1/2025[2]	35,000	34,907
		58,984
Industrial Conglomerates - 0.1%
General Electric Co., (3 mo. LIBOR US + 3.330%), 5.00%[9,10]	110,000	87,175
Machinery - 0.0%##
Hillenbrand, Inc., 4.50%, 9/15/2026[6]	20,000	21,500
Marine - 0.0%##
American Tanker, Inc. (Norway), 7.75%, 7/2/2025[11]	30,000	30,000
Navios South American Logistics, Inc. - Navios Logistics Finance US, Inc. (Uruguay), 10.75%, 7/1/2025[2]	5,000	5,350
		35,350
Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	110,000	107,310
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 2/15/2027[2]	140,000	118,919
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/1/2025[2]	20,000	18,804
9.75%, 8/1/2027[2]	10,000	10,325
WESCO Distribution, Inc., 7.25%, 6/15/2028[2]	20,000	21,850
		277,208
Total Industrials		544,496

Information Technology - 0.0%##
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	15,000	16,468
Materials - 0.1%
Metals & Mining - 0.1%
Alcoa Nederland Holding B.V., 6.125%, 5/15/2028[2]	20,000	21,600
IAMGOLD Corp. (Burkina Faso), 7.00%, 4/15/2025[2]	25,000	26,000
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[2]	20,000	18,800
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[2]	15,000	16,339
Mountain Province Diamonds, Inc. (Canada), 8.00%, 12/15/2022[2]	5,000	2,950
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[3,12]	60,000	$750
Total Materials		86,439

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITS) - 0.4%
American Tower Corp., 3.80%, 8/15/2029	210,000	246,049
Crown Castle International Corp., 3.10%, 11/15/2029	230,000	256,541
Iron Mountain, Inc., 5.625%, 7/15/2032[2]	15,000	16,106
		518,696
Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp., 7.875%, 11/15/2025[2]	20,000	19,326
Forestar Group, Inc., 5.00%, 3/1/2028[2]	10,000	10,000
		29,326
Total Real Estate		548,022
Utilities - 0.1%
Electric Utilities - 0.1%
Dominion Energy, Inc., 3.375%, 4/1/2030	110,000	127,125
Talen Energy Supply LLC, 7.625%, 6/1/2028[2]	20,000	20,900
		148,025
Independent Power and Renewable Electricity Producers - 0.0%##
Vistra Operations Co. LLC, 3.70%, 1/30/2027[2]	10,000	10,579
Total Utilities		158,604
TOTAL CORPORATE BONDS
(Identified Cost $4,726,607)		5,042,475

U.S. TREASURY SECURITIES - 5.9%

U.S. Treasury Bonds - 0.5%
U.S. Treasury Bond, 3.00%, 5/15/2047
(Identified Cost $471,719)	445,000	632,752

U.S. Treasury Notes - 5.4%
U.S. Treasury Floating Rate Note, (3 mo. US Treasury Bill Yield + 0.300%), 0.405%, 10/31/2021[13]	1,285,000	1,289,258
U.S. Treasury Note 2.00%, 8/15/2025	2,808,000	3,055,784

Investment Portfolio - July 31, 2020
(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued) 1.625%, 5/15/2026	2,350,000	$2,528,636

Total U.S. Treasury Notes
(Identified Cost $6,787,237)		6,873,678
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $7,258,956)		7,506,430

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Government Cash Management, Institutional Shares, 0.71%[14]
(Identified Cost $2,455,333)	2,455,333	2,455,333
TOTAL INVESTMENTS - 100.2%
(Identified Cost $106,245,240)		129,105,215
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(193,554)
NET ASSETS - 100%		$128,911,661

ADR- American Depositary Receipt

LIBOR- London Interbank Offered Rate

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $1,177,063, or 0.9%of the Series’ net assets as of July 31, 2020.

3Issuer filed for bankruptcy and/or is in default of interest payments.

4Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 13, 2017 at a cost of $5,338 ($76.25 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,112, or less than 0.1%of the Series’ net assets as of July 31, 2020.

5Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019, March 26, 2020 and May 28, 2020 at a cost of $14,156 ($94.38 per share), $1,575 ($10.50 per share) and $563 ($1.25 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $32, or less than 0.1%of the Series’ net assets as of July 31, 2020.

6Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

7Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 28, 2017 at a cost of $85,850 ($101.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,178, or less than 0.1%of the Series’ net assets as of July 31, 2020.

8Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 10, 2019 and April 14, 2020 at a cost of $14,100 ($94.00 per share) and cost of $3,000 ($20.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $2,550, or less than 0.1%of the Series’ net assets as of July 31, 2020.

9Security is perpetual in nature and has no stated maturity date.

10Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2020.

11Illiquid security - This security was acquired on July 28, 2020 at a cost of $30,045 ($100.15 per share). This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $30,000, or less than 0.1%of the Series’ net assets as of July 31, 2020.

Investment Portfolio - July 31, 2020

(unaudited)

12Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 6, 2018, May 8, 2020 and May 13, 2020 at a cost of $46,089 ($102.42 per share), $650 ($3.25 per share) and $450 ($1.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $750, or less than 0.1%of the Series’ net assets as of July 31, 2020.

13Floating rate security. Rate shown is the rate in effect as of July 31, 2020.

14Rate shown is the current yield as of July 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$13,298,981	$9,878,407	$3,420,574	$—
Consumer Discretionary	20,023,514	17,686,440	2,337,074	—
Consumer Staples	14,763,657	10,461,069	4,302,588	—
Energy	8,546,622	8,546,622	—	—
Financials	10,074,161	8,376,918	1,697,243	—
Health Care	12,285,778	11,924,024	361,754	—
Industrials	5,721,672	4,447,379	1,274,293	—
Information Technology	19,472,971	19,323,069	149,902	—
Materials	4,581,329	4,500,484	80,845	—
Real Estate	5,332,292	5,321,266	11,026	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	7,506,430	—	7,506,430	—
Corporate debt:
Communication Services	1,113,572	—	1,113,572	—
Consumer Discretionary	744,869	—	744,869	—
Consumer Staples	21,650	—	21,650	—
Energy	1,090,334	—	1,090,334	—
Financials	509,905	—	509,905	—
Health Care	208,116	—	208,116	—
Industrials	544,496	—	544,496	—
Information Technology	16,468	—	16,468	—
Materials	86,439	—	86,439	—
Real Estate	548,022	—	548,022	—
Utilities	158,604	—	158,604	—
Short-Term Investment	2,455,333	2,455,333	—	—
Total assets	$129,105,215	$102,921,011	$26,184,204	$—

Investment Portfolio - July 31, 2020

(unaudited)

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2019 or July 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.